Convertible Notes Payable - Schedule of Future Maturities of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Total	$ 750,000
Convertible Note [Member]
2020	313,044
Total	$ 313,044